Derivative Instruments (Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 3,538	$ 14,012
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 3,538	$ 14,012